                            J.P. MORGAN SERIES TRUST

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

                     CLASSES A, B, C AND SELECT CLASS SHARES

                         Supplement Dated April 21, 2003
                   to the Prospectus Dated February 28, 2003.

Effective immediately, shares of the JPMorgan Tax Aware Small Company Opportunities Fund are no longer being offered to investors.























                                                          SUP-TASCOPR-403

                            J.P. MORGAN SERIES TRUST

               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

                     CLASSES A, B, C AND SELECT CLASS SHARES

                     Supplement Dated April 21, 2003 to the
          Statement of Additional Information Dated February 28, 2003.

Effective immediately, shares of the JPMorgan Tax Aware Small Company Opportunities Fund are no longer being offered to investors.























                                                          SUP-TASCOS-403